CONSOLIDATED CASH FLOW STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Operating activities
Cash generated from operating activities	¥ 21,174		¥ 23,478		¥ 27,681
Interest received	131		119		118
Interest paid	(4,255)		(3,758)		(2,629)
Income tax paid	(1,662)		(2,107)		(1,406)
Net cash generated from operating activities	15,388		17,732		23,764
Investing activities
Acquisition of subsidiaries, net of cash acquired	6		(682)		(189)
Deemed disposal of a subsidiary	0		0		(67)
Proceeds from disposal of property, plant and equipment and lease prepayments	3,550		5,922		3,111
Proceeds from sale of a joint venture	0		7		2
Acquisition of other financial assets	(440)		0		0
Dividends received from associates	114		195		143
Dividends received from joint ventures	144		9		18
Dividends received from other investments in equity securities and available-for-sale financial assets	0		18		14
Dividends received from other non-current financial assets and other equity instrument investments	20		0		0
Acquisition of term deposits	(264)		(313)		(263)
Proceeds from maturity of term deposits	313		568		456
Additions of property, plant and equipment, lease prepayments and other assets	(24,033)		(13,846)		(18,967)
Capital injection into associates	0		(185)		(34)
Payments for aircraft lease deposits	(53)		(40)		(55)
Refund of aircraft lease deposits	126		111		81
Net cash used in investing activities	(20,517)		(8,236)		(15,750)
Financing activities
Dividends paid to equity shareholders of the Company	(1,009)		(982)		(785)
Proceeds from issuance of shares	10,908		1,321		0
Proceeds from bank borrowings	34,385		42,854		17,539
Proceeds from corporate bonds	2,000		0		10,000
Proceeds from issuance of ultra-short-term financing bills	5,500		1,000		33,886
Proceeds from medium-term notes	0		0		4,689
Repayment of bank borrowings	(34,260)		(18,311)		(46,695)
Repayment of principal under finance lease obligations	(10,433)		(9,835)		(6,994)
Repayment of ultra-short-term financing bills	(1,500)		(22,986)		(19,900)
Repayment of corporate bonds	(345)		0		0
Capital injections by non-controlling interests in subsidiaries	72		404		260
Dividends paid to non-controlling interests	(98)		(261)		(221)
Payment for purchase of non-controlling interests	0		0		(238)
Net cash generated from/(used in) financing activities	5,220		(6,796)		(8,459)
Net increase/(decrease) in cash and cash equivalents	91		2,700		(445)
Cash and cash equivalents at January 1	6,826	[1]	4,152		4,560
Exchange gain/(loss) on cash and cash equivalents	11		(26)		37
Cash and cash equivalents at December 31	¥ 6,928		¥ 6,826	[1]	¥ 4,152

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).